Risk management and financial instruments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk management and financial instruments
Interest expenses	R$ (13,939)	R$ (4,826)	R$ (3,870)
Financial investments
Risk management and financial instruments
Net exposure	R$ 346,759
Financial investments | CDI decrease | Scenario I Current scenario
Risk management and financial instruments
Interest rate per year (%)	11.50%
Interest income	R$ 39,877
Financial investments | CDI decrease | Scenario II
Risk management and financial instruments
Interest rate per year (%)	8.63%
Interest income	R$ 29,908
Financial investments | CDI decrease | Scenario III
Risk management and financial instruments
Interest rate per year (%)	5.75%
Interest income	R$ 19,939
Financial liabilities - financing
Risk management and financial instruments
Net exposure	R$ 208,138
Financial liabilities - financing | CDI increase | Scenario I Current scenario
Risk management and financial instruments
Interest rate per year (%)	11.50%
Interest expenses	R$ (23,936)
Financial liabilities - financing | CDI increase | Scenario II
Risk management and financial instruments
Interest rate per year (%)	14.38%
Interest expenses	R$ (29,920)
Financial liabilities - financing | CDI increase | Scenario III
Risk management and financial instruments
Interest rate per year (%)	17.25%
Interest expenses	R$ (35,904)